iShares®

iShares, Inc.

iShares Trust

Supplement dated December 21, 2021 (the “Supplement”)

to the Prospectus (the “Prospectus”)

for each of the funds listed in Appendix A and Appendix B (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Change in “More Information About the Fund”

The following paragraph is added at the end of the section entitled “More Information About the Fund” for each Fund listed in Appendix A:

The Fund has not been categorized under the European Union (“EU”) sustainable finance disclosure regulation as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.

The last paragraph of the section entitled “More Information About the Fund” is deleted and replaced with the following for each Fund listed in Appendix B:

The Fund has not been categorized under the European Union (“EU”) sustainable finance disclosure regulation as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation.

Appendix A

Supplement to Prospectus dated as of March 1, 2021:

iShares 0-5 Year TIPS Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares J.P. Morgan EM High Yield Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

Supplement to Prospectus dated as of March 1, 2021 (as revised July 1, 2021):

iShares J.P. Morgan EM Local Currency Bond ETF

Supplement to Prospectus dated as of June 29, 2021:

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

Supplement to Prospectus dated as of June 29, 2021 (as revised December 13, 2021):

iShares 7-10 Year Treasury Bond ETF

Supplement to Prospectus dated as of July 30, 2021:

iShares Biotechnology ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 3000 ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

Supplement to Prospectus dated as of July 30, 2021 (as revised October 1, 2021):

iShares Preferred and Income Securities ETF

Supplement to Prospectus dated as of July 30, 2021 (as revised October 13, 2021):

iShares India 50 ETF

Supplement to Prospectus dated as of September 1, 2021:

iShares Select Dividend ETF

Appendix B

Supplement to Prospectus dated as of December 1, 2021:

iShares China Large-Cap ETF

iShares Core MSCI EAFE ETF

iShares MSCI ACWI ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI Kokusai ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-AIFMD-1221

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